Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances And Reserves [Roll Forward]
Balance at Beginning of Period	$ 97,920	$ 89,789	$ 89,602
Provision for Doubtful Accounts	20,603	10,863	54,691
Write-offs, Net of Recoveries	(25,952)	(2,732)	(54,504)
Balance at End of Period	92,571	97,920	89,789
Deferred income tax valuation allowance [Member]
Movement in Valuation Allowances And Reserves [Roll Forward]
Balance at Beginning of Period	2,583,274	2,807,131	2,558,767
Increase	0	2,975	248,504
Decrease	(69,536)	(226,832)	(140)
Balance at End of Period	$ 2,513,738	$ 2,583,274	$ 2,807,131